UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     12/31/2010

Check here if Amendment: [ ]; Amendment Number: ____

This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Empire Capital Management, LLC
Address:       1 Gorham Island, Suite 201
               Westport, CT 06880


Form 13F File Number: 28-11506

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Markham Penrod, IACCPSM
Title:     Chief Compliance Officer
Phone:     203-454-6925


Signature, Place, and Date of Signing:

/s/ J. Markham Penrod, IACCPsm          Westport, CT          2/14/2011
-------------------------------     --------------------     ------------
         [Signature]                 [City, State]          [Date]


Report Type (Check one only):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:       None
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _____________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE




Report Summary:




Number of Other Included Managers:          None
                                        -------------

Form 13F Information Table Entry Total:     49
                                        ---------

Form 13F Information Table Value Total:     $934,019
                                        -------------
(thousands)



List of Other Included Managers:            NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
NONE

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
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
ITEM 1                         ITEM 2          ITEM 3     ITEM 4       ITEM 5           ITEM 6      ITEM 7   ITEM 8
                                                                                        INVESTMENT           VOTING
                                                                       SHARES           DISCRETION           AUTHORITY
NAME                           TITLE                      FAIR         OR               SOLE                 SOLE
OF                             OF                         MARKET       PRINCIPAL   SH   SHARED               SHARED
ISSUER                         CLASS           CUSIP      VALUE        AMOUNT      PRN  OTHER       MANAGER  OTHER

APPLE INC                      COM             037833100   99,298,000     307,843  SH   SOLE        FINE     SOLE
ALCATEL-LUCENT                 SPN ADR         013904305   44,696,000  15,100,000  SH   SOLE        FINE     SOLE
ADVANCED MICRO DEVICES INC     COM             007903107    3,845,000     470,000  SH   SOLE        FINE     SOLE
ANADIGICS INC                  COM             032515108    1,871,000     270,000  SH   SOLE        FINE     SOLE
ARM HOLDINGS PLC               SPN ADR         042068106    3,009,000     145,000  SH   SOLE        FINE     SOLE
BAIDU INC                      SPN ADR REP A   056752108   21,422,000     221,920  SH   SOLE        FINE     SOLE
BROADCOM CORP                  CL A            111320107   27,954,000     641,879  SH   SOLE        FINE     SOLE
CALIX INC                      COM             13100M509      882,000      52,192  SH   SOLE        FINE     SOLE
COMPUWARE CORP                 COM             205638109   23,011,000   1,971,836  SH   SOLE        FINE     SOLE
SALESFORCE.COM INC             COM             79466L302   15,180,000     115,000  SH   SOLE        FINE     SOLE
CIRRUS LOGIC INC               COM             172755100    8,442,000     528,281  SH   SOLE        FINE     SOLE
CTRIP.COM INTL LTD             ADS             22943F100    7,983,000     197,358  SH   SOLE        FINE     SOLE
ENDWAVE CORP                   COM NEW         29264A206    3,047,000   1,336,592  SH   SOLE        FINE     SOLE
ERICSSON L M TEL CO            ADR B SEK 10    294821608   22,199,000   1,925,331  SH   SOLE        FINE     SOLE
EZCHIP SEMICONDUCTOR LTD       ORD             M4146Y108   65,027,000   2,314,134  SH   SOLE        FINE     SOLE
GOOGLE INC                     CL A            38259P508   97,666,000     164,429  SH   SOLE        FINE     SOLE
HEWLETT PACKARD CO             COM             428236103   38,964,000     925,506  SH   SOLE        FINE     SOLE
INTERNAP NETWORK SVCS CORP     COM PAR $.001   45885A300   12,717,000   2,091,634  SH   SOLE        FINE     SOLE
INTEL CORP                     COM             458140100   17,464,000     830,428  SH   SOLE        FINE     SOLE
LDK SOLAR CO LTD               SPN ADR         50183L107    3,036,000     300,000  SH   SOLE        FINE     SOLE
LOGMEIN INC                    COM             54142L109    4,877,000     110,000  SH   SOLE        FINE     SOLE
MIPS TECHNOLOGIES INC          COM             604567107   17,990,000   1,186,000  SH   SOLE        FINE     SOLE
MARVELL TECHNOLOGY GROUP LTD   ORD             G5876H105   19,242,000   1,037,310  SH   SOLE        FINE     SOLE
MICROSOFT CORP                 COM             594918104    8,699,000     311,667  SH   SOLE        FINE     SOLE
NETSCOUT SYSTEMS INC           COM             64115T104    1,328,000      57,733  SH   SOLE        FINE     SOLE
OCZ TECHNOLOGY GROUP INC       COM             67086E303   11,628,000   2,592,174  SH   SOLE        FINE     SOLE
OPENTABLE INC                  COM             68372A104   10,751,000     152,540  SH   SOLE        FINE     SOLE
OMNIVISION TECHNOLOGIES INC    COM             682128103    2,597,000      87,700  SH   SOLE        FINE     SOLE
PMC-SIERRA  INC                COM             69344F106   18,875,000   2,197,358  SH   SOLE        FINE     SOLE
QLIK TECHNOLOGIES INC          COM             74733T105   17,454,000     674,678  SH   SOLE        FINE     SOLE
RUBICON TECHNOLOGY INC         COM             78112T107   10,435,000     495,000  SH   SOLE        FINE     SOLE
RADWARE LTD                    ORD             M81873107   28,246,000     753,037  SH   SOLE        FINE     SOLE
RED HAT INC                    COM             756577102    2,657,000      58,202  SH   SOLE        FINE     SOLE
SAP AG                         SPN ADR         803054204   16,195,000     320,000  SH   SOLE        FINE     SOLE
SUCCESSFACTORS INC             COM             864596101   20,890,000     721,347  SH   SOLE        FINE     SOLE
SINA CORP                      ORD             G81477104   42,213,000     613,385  SH   SOLE        FINE     SOLE
SMITH MICRO SOFTWARE INC       COM             832154108    1,987,000     126,245  SH   SOLE        FINE     SOLE
SYNCHRONOSS TECHNOLOGIES INC   COM             87157B103      613,000      22,944  SH   SOLE        FINE     SOLE
SANDISK CORP                   COM             80004C101   13,955,000     279,886  SH   SOLE        FINE     SOLE
SOHU.COM INC                   COM             83408W103    4,495,000      70,800  SH   SOLE        FINE     SOLE
SONUS NETWORKS INC             COM             835916107   32,861,000  12,307,433  SH   SOLE        FINE     SOLE
SPREADTRUM COMMUNICATIONS INC  ADR             849415203      906,000      49,322  SH   SOLE        FINE     SOLE
SUNPOWER CORP                  COM CL A        867652109   10,680,000     832,401  SH   SOLE        FINE     SOLE
STEC INC                       COM             784774101    1,342,000      76,053  SH   SOLE        FINE     SOLE
SAVVIS INC                     COM NEW         805423308    8,315,000     325,813  SH   SOLE        FINE     SOLE
SYMANTEC CORP                  COM             871503108   19,102,000   1,141,077  SH   SOLE        FINE     SOLE
TIBCO SOFTWARE INC             COM             88632Q103    2,916,000     147,969  SH   SOLE        FINE     SOLE
TALEO CORP                     CL A            87424N104    3,273,000     118,376  SH   SOLE        FINE     SOLE
TRIQUINT SEMICONDUCTOR INC     COM             89674K103   81,783,000   6,995,938  SH   SOLE        FINE     SOLE


                                                          934,019,000

ENTRY TOTAL                                49
TABLE VALUE IN THOUSANDS       $      934,019
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